Level 4 Long-Term Incentive Compensation Plans (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Long-Term Incentive Compensation [Abstract]
Long-term incentive compensation expense				$ 6,700,000		$ 2,400,000		$ 3,000,000
Stock-based Compensation	830,000	1,073,000	0	0		0		1,625,000
Redeemable equity	0	0		6,443,000		8,749,000		9,299,000
Series equity units, beginning balance		6,443,000	8,749,000	8,749,000		9,299,000
Allocation of redeemable equity to stockholder's equity				(2,306,000)	[1]	(550,000)	[1]
Series equity units, ending balance	0	0		6,443,000		8,749,000		9,299,000
Series B Redeemable Equity Units
Long-Term Incentive Compensation [Abstract]
Redeemable equity				2,408,000		2,522,000
Redeemable equity units, beginning balance outstanding			2,522	2,522		2,736
Allocation of redeemable equity units to Stockholder's equity, units				(114)	[1]	(214)	[1]
Redeemable equity units, ending balance outstanding				2,408		2,522
Weighted average grant-date fair value, redeemable equity units outstanding				$ 1.00		$ 1.00		$ 1.00
Weighted average grant-date fair value of redeemable equity units reclassed to capital units				$ 1.00		$ 1.00
Series equity units, beginning balance			2,522,000	2,522,000		2,736,000
Allocation of redeemable equity to stockholder's equity				(114,000)	[1]	(214,000)	[1]
Series equity units, ending balance				2,408,000		2,522,000
Series C Redeemable Equity Units
Long-Term Incentive Compensation [Abstract]
Redeemable equity				4,035,000		6,227,000
Redeemable equity units, beginning balance outstanding			13,715	13,715		14,425
Allocation of redeemable equity units to Stockholder's equity, units				(6,326)	[1]	(710)	[1]
Redeemable equity units, ending balance outstanding				7,389		13,715
Weighted average grant-date fair value, redeemable equity units outstanding				$ 0.55		$ 0.45		$ 0.46
Weighted average grant-date fair value of redeemable equity units reclassed to capital units				$ 0.35		$ 0.47
Series equity units, beginning balance			6,227,000	6,227,000		6,563,000
Allocation of redeemable equity to stockholder's equity				(2,192,000)	[1]	(336,000)	[1]
Series equity units, ending balance				$ 4,035,000		$ 6,227,000
Senior Notes and Revolving Credit Facility Equity Redemptions [Member]
Long-Term Incentive Compensation [Abstract]
Revolving credit facility, covenant description				The Senior Notes and our Revolving Credit Facility contain a restricted payments covenant with a specific exception for equity redemptions up to $5?million in any year, subject to a two-year carryforward and carryback provision that provides an aggregate limit in any one year of $15?million.

[1]	In 2012 and 2011, we reclassified certain redeemable equity units into "Stockholder's Equity" on our Consolidated Balance Sheets. The reclassifications resulted from employee retirements or terminations causing the equity units to no longer be subject to mandatory redemption in an event that is outside of BC Holdings' control.